Share-based Payment and Non-Convertible Equity Certificates - Disclosure of restricted shares (Details)	Nov. 12, 2020 installment share $ / shares
Exercise price range one | Global Blue Management Incentive Plan
Disclosure of movement in the share-based payment liability [Line Items]
Number of other equity instruments granted in share-based payment arrangement | installment	178,309
Risk free interest rate restricted shares granted (in percentage)	0.14%
Fair value, restricted shares granted (in USD per share)	$ 8.65
Exercise price range two | Global Blue Management Incentive Plan
Disclosure of movement in the share-based payment liability [Line Items]
Number of other equity instruments granted in share-based payment arrangement | installment	59,436
Risk free interest rate restricted shares granted (in percentage)	0.16%
Fair value, restricted shares granted (in USD per share)	$ 8.65
Exercise price range three | Global Blue Management Incentive Plan
Disclosure of movement in the share-based payment liability [Line Items]
Number of other equity instruments granted in share-based payment arrangement | installment	118,873
Risk free interest rate restricted shares granted (in percentage)	0.22%
Fair value, restricted shares granted (in USD per share)	$ 8.65
Exercise price range four | Global Blue Management Incentive Plan
Disclosure of movement in the share-based payment liability [Line Items]
Number of other equity instruments granted in share-based payment arrangement | installment	118,873
Risk free interest rate restricted shares granted (in percentage)	0.30%
Fair value, restricted shares granted (in USD per share)	$ 8.65
Restricted Share Awards | Global Blue Management Incentive Plan
Disclosure of movement in the share-based payment liability [Line Items]
Share price at grant date, restricted shares (in USD per share)	$ 10,340,000
Number of other equity instruments granted in share-based payment arrangement | share	475,491
Restricted Share Awards | Exercise price range one
Disclosure of movement in the share-based payment liability [Line Items]
Share price at grant date, restricted shares (in USD per share)	$ 10.34
Restricted Share Awards | Exercise price range two
Disclosure of movement in the share-based payment liability [Line Items]
Share price at grant date, restricted shares (in USD per share)	10.34
Restricted Share Awards | Exercise price range three
Disclosure of movement in the share-based payment liability [Line Items]
Share price at grant date, restricted shares (in USD per share)	10.34
Restricted Share Awards | Exercise price range four
Disclosure of movement in the share-based payment liability [Line Items]
Share price at grant date, restricted shares (in USD per share)	$ 10.34